CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) ¥ / $	Dec. 31, 2019 USD ($) ¥ / $		Dec. 31, 2018 CNY (¥)
Non-current assets
Fixed assets - net	¥ 23,566,081	$ 3,385,056	[1]	¥ 24,184,248
Right-of-use assets	3,037,618	436,327	[1]
Construction-in-progress	2,378,974	341,718	[1]	1,828,372
Prepayments for fixed assets and construction-in-progress	41,377	5,943	[1]	51,955
Leasehold land payments	0	0	[1]	1,924,496
Goodwill	281,255	40,400	[1]	281,255
Investments in associates	174,686	25,092	[1]	181,725
Deferred tax assets	291,250	41,835	[1]	197,295
Long-term prepaid expenses	40,807	5,862	[1]	46,614
Financial assets at fair value through other comprehensive income	351,045	50,424	[1]	321,246
Long-term receivable	26,103	3,749	[1]	28,354
Total non-current assets	30,189,196	4,336,406	[1]	29,045,560
Current assets
Assets classified as held for sale	2,183	314	[1]	2,183
Materials and supplies	271,259	38,964	[1]	296,217
Trade receivables	4,502,084	646,684	[1]	3,861,617
Prepayments and other receivables	366,077	52,584	[1]	348,907
Short-term deposits	0	0	[1]	109,000
Cash and cash equivalents	1,562,334	224,415	[1]	1,738,753
Total current assets	6,703,937	962,961	[1]	6,356,677
Total assets	36,893,133	5,299,367	[1]	35,402,237
Capital and reserves attributable to the Company's equity holders
Share capital	7,083,537	1,017,486	[1]	7,083,537
Share premium	11,562,657	1,660,872	[1]	11,562,657
Other reserves	3,266,425	469,193	[1]	3,188,161
Retained earnings	7,263,107	1,043,280	[1]	7,017,944
Capital and reserves attributable to the Company's equity holders	29,175,726	4,190,831	[1]	28,852,299
Non-controlling interests	(36,445)	(5,235)	[1]	(35,970)
Total equity	29,139,281	4,185,596	[1]	28,816,329
Non-current liabilities
Lease liabilities	1,117,936	160,581	[1]	0
Deferred tax liabilities	61,405	8,820	[1]	63,898
Deferred income	97,467	14,000	[1]	99,765
Total non-current liabilities	1,276,808	183,401	[1]	163,663
Current liabilities
Trade payables	1,538,098	220,934	[1]	1,440,834
Contract liabilities	458,820	65,905	[1]	203,631
Payables for fixed assets and construction-in-progress	1,802,592	258,926	[1]	2,441,647
Dividends payable	12,890	1,852	[1]	12,894
Income tax payable	250,594	35,996	[1]	246,441
Current portion of lease liabilities	58,490	8,402	[1]	0
Accruals and other payables	2,355,560	338,355	[1]	2,076,798
Total current liabilities	6,477,044	930,370	[1]	6,422,245
Total liabilities	7,753,852	1,113,771	[1]	6,585,908
Total equity and liabilities	¥ 36,893,133	$ 5,299,367	[1]	¥ 35,402,237
Closing foreign exchange rate	6.9618	6.9618

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.